Summary of Significant Accounting Policies - Benefit Plan (Details)	Dec. 31, 2017	Dec. 31, 2016
Corporate Information And Statement Of IFRS Compliance [Abstract]
Percentageof employee benefit plan evaluated	58.00%	36.00%